Summary of Significant Accounting Policies (Advertising Costs) (Details) (Other restaurant operating, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other restaurant operating
Schedule of Advertising Costs [Line Items]
Advertising expense	$ 170.6	$ 161.4	$ 146.1